Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Short-Term Investments [Abstract]
Short term investments	¥ 1,702	$ 235	¥ 2,032